Note 5 - Summary of Significant Accounting Policies - Calculation of Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2017
Net loss	$ (1,414,000)	$ (978,000)	$ (6,988,000)	$ (1,799,000)	$ (5,112,000)	$ (4,927,000)	$ (18,800,000)	$ (25,800,000)
Weighted average shares outstanding – basic and diluted (in shares)	36,623,132	30,126,755	34,412,064	30,058,942	31,068,765	14,073,174
Basic and diluted net loss per share (in dollars per share)	$ (0.04)	$ (0.03)	$ (0.20)	$ (0.06)	$ (0.16)	$ (0.35)